Summary Of Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States of America (the "U.S.") requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States (the "U.S.") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments

Investments — The Trust records its transactions in futures and forward currency contracts and U.S. Treasury notes including related income and expenses on a trade date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Trust amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Trust's trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash And Cash Equivalents		Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities money market fund.
Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. dollars at the exchange rate prevailing when such transactions occurred.

Income Taxes

The Income Taxes topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification") clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware state jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the unitholders in the trust ("Unitholders") are responsible for the payment of taxes.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Right Of Offset

Right of Offset — The customer agreements between the Trust and each of its brokers give the Trust the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Trust's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities money market fund. The Managing Owner of the Trust does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.